SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	June 30,	December 31,
	2024	2023
Current assets	$750,242	$485,789
Property and equipment, net	52,886	71,121
Right of Use Lease Assets, net	66,466	119,056
Total assets	869,594	675,966
Total current liabilities	7,175,097	6,960,419
Total non-current liabilities	230,426	262,384

	For the six months ended June 30,
	2024	2023
Revenue	$86,159	$1,906,966
Cost of revenue	42,089	563,818
Operating expenses	402,932	1,803,372
Net loss	(358,349)	(370,088)

	For the six months ended June 30,
	2024	2023
Net cash used in operating activities	$(231,248)	$(374,667)
Net cash used in investing activities	-	(5,496)
Net cash provided by financing activities	27,665	277,229
Effect of changes of foreign exchange rate on cash	270,340	68,612
Net increase (decrease) in cash and cash equivalents	66,757	(34,323)

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Computers and accessories	3 years
Vehicle	5 years
Office Equipment	5 years
Leasehold improvement	5 years

SCHEDULE OF NET REVENUE

The following table sets forth the breakdown of our net revenue for the six months ended June 30, 2024 and 2023.

	For the six months ended June 30
	2024		2023
		% of		% of
	Net	total	Net	total
Product category	revenue	revenue	revenue	revenue
Grains, oil, and spices	$13,036	15.1%	$81,322	0.8%
Beverages, alcohol and tea	$23,245	27.0%	$1,509,091	14.1%
Meat, poultry and eggs	$6,343	7.3%	$12,895	0.1%
Other food	$35,607	41.3%	$620,552	5.8%
Fresh fruits and vegetables	$6,864	8.0%	$9,112	0.1%
Groceries	$824	1.0%	$93,162	0.9%
Dried seafood	$240	0.3%	$832	0.0%
SMS service	$-	0.0%	$8,356,277	78.2%
Total	$86,159	100%	$10,683,243	100%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Period/Year End	Average
06/30/2024	7.2672	7.2150
12/31/2023	7.0999	7.0809
06/30/2023	7.2513	6.9283